Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 31.7%		Par	Value
Federal Home Loan Mortgage Corp.
Pool QE0622, 2.00%, 04/01/2052		$724,363	$593,503
Pool QF0492, 5.50%, 09/01/2052		638,117	649,693
Pool RA7927, 4.50%, 09/01/2052		1,120,175	1,096,455
Pool RC2401, 2.00%, 01/01/2037		875,013	811,208
Pool RQ0049, 5.50%, 09/01/2055		388,448	391,916
Pool SB1179, 5.50%, 05/01/2039		533,124	547,292
Pool SD0913, 2.50%, 02/01/2052		1,261,740	1,075,550
Pool SD3234, 2.50%, 12/01/2051		1,431,940	1,215,931
Pool SD3475, 5.50%, 08/01/2053		1,101,792	1,122,371
Pool SD3477, 6.50%, 08/01/2053		455,563	478,413
Pool SD3840, 5.50%, 09/01/2053		597,777	608,555
Pool SD4697, 6.00%, 02/01/2054		1,484,552	1,535,014
Pool SD5573, 3.00%, 08/01/2052		1,197,358	1,070,543
Pool SD8315, 5.00%, 04/01/2053		493,464	490,258
Pool SL1677, 4.50%, 05/01/2053		966,818	942,452
Series 4634, Class MA, 4.50%, 11/15/2054		668,416	667,198
Series 5145, Class AB, 1.50%, 09/25/2049		368,669	296,963
Federal National Mortgage Association
Pool 628837, 6.50%, 03/01/2032		6,409	6,719
Pool 663238, 5.50%, 09/01/2032		7,516	7,707
Pool 741373, 6.78% (1 yr. CMT Rate + 2.28%), 12/01/2033		4,979	5,105
Pool 744805, 6.14% (RFUCCT6M + 1.52%), 11/01/2033		422	424
Pool 764342, 6.15% (RFUCCT6M + 1.52%), 02/01/2034		16,348	16,570
Pool BQ3248, 2.00%, 11/01/2050		1,293,334	1,052,184
Pool BQ6307, 2.00%, 11/01/2050		1,158,143	942,436
Pool BW0025, 4.00%, 07/01/2052		580,169	551,339
Pool CB2548, 2.50%, 01/01/2052		1,158,814	986,595
Pool CB3853, 4.00%, 06/01/2052		322,465	308,270
Pool FA2599, 2.00%, 05/01/2052		744,181	603,012
Pool FA2601, 2.00%, 08/01/2051		557,711	453,577
Pool FM6555, 2.00%, 04/01/2051		897,651	734,954
Pool FM9973, 3.00%, 08/01/2051		1,170,378	1,044,797
Pool FS0031, 2.50%, 10/01/2051		1,155,178	974,458
Pool FS0348, 2.00%, 01/01/2052		1,281,739	1,050,604
Pool FS1978, 2.50%, 03/01/2052		738,587	623,035
Pool FS3239, 3.50%, 08/01/2050		1,135,858	1,052,784
Pool FS4862, 2.50%, 10/01/2051		1,349,727	1,146,647
Pool FS7086, 5.50%, 09/01/2053		1,647,705	1,671,159
Pool FS7276, 5.00%, 09/01/2053		1,580,176	1,577,314
Pool FS7744, 6.50%, 04/01/2054		496,927	522,844
Pool FS8384, 3.50%, 02/01/2051		1,728,140	1,616,570
Pool FS8791, 6.00%, 08/01/2054		1,261,397	1,296,401
Pool FS9203, 6.00%, 09/01/2054		443,321	453,303
Pool FS9366, 2.50%, 04/01/2052		436,178	369,844
Pool MA2998, 3.50%, 04/01/2032		213,705	210,195
Pool MA4208, 2.00%, 12/01/2050		660,342	537,975
Pool MA4492, 2.00%, 12/01/2051		1,021,127	828,514
Pool MA5496, 5.00%, 10/01/2054		130,869	129,924
Pool MB0291, 5.00%, 12/01/2054		1,330,328	1,320,725
Ginnie Mae I, Pool 781186, 9.00%, 06/15/2030		4,905	4,950
Ginnie Mae II Pool
Pool MA6598, 2.50%, 04/20/2050		619,763	535,187
Pool MA6994, 2.00%, 11/20/2050		644,207	533,248
Pool MA7706, 3.00%, 11/20/2051		2,355,172	2,105,968
Pool MA8487, 3.50%, 12/20/2052		885,423	809,432
Pool MA8876, 4.00%, 05/20/2053		1,688,720	1,602,386
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $41,908,419)			41,280,471

U.S. TREASURY SECURITIES - 31.5%		Par	Value
United States Treasury Note
2.25%, 03/31/2026		6,000,000	5,953,884
3.75%, 08/31/2026		4,600,000	4,600,554
3.75%, 08/15/2027		7,600,000	7,616,773
2.88%, 05/15/2028		5,395,000	5,294,898
3.13%, 11/15/2028		2,800,000	2,757,781
3.25%, 06/30/2029		3,180,000	3,132,983
0.88%, 11/15/2030		2,230,000	1,933,915
1.88%, 02/15/2032		7,000,000	6,211,543
4.38%, 05/15/2034		1,850,000	1,893,179
4.63%, 02/15/2035		1,500,000	1,559,180
TOTAL U.S. TREASURY SECURITIES (Cost $41,460,120)			40,954,690

CORPORATE BONDS - 24.8%		Par	Value
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032		1,445,000	1,331,500
American Tower Corp., 3.60%, 01/15/2028		646,000	638,246
Analog Devices, Inc., 1.70%, 10/01/2028		1,375,000	1,288,025
AT&T, Inc., 5.40%, 02/15/2034		1,235,000	1,284,012
Broadcom, Inc., 4.55%, 02/15/2032		1,265,000	1,274,434
Citigroup, Inc., 3.20%, 10/21/2026		1,284,000	1,273,641
Comcast Corp., 5.30%, 06/01/2034		625,000	648,637
Dollar Tree, Inc., 4.20%, 05/15/2028		1,281,000	1,277,840
Dominion Energy, Inc., 5.45%, 03/15/2035		390,000	399,929
Eastman Chemical Co., 5.75%, 03/08/2033		1,205,000	1,266,001
Ferguson Finance PLC, 4.65%, 04/20/2032 (a)		1,280,000	1,269,373
Goldman Sachs Group, Inc., 5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030		1,235,000	1,266,172
JB Hunt Transport Services, Inc., 4.90%, 03/15/2030		1,245,000	1,271,339
Keysight Technologies, Inc., 4.60%, 04/06/2027		1,251,000	1,257,273
Kroger Co., 5.00%, 09/15/2034		1,280,000	1,291,549
LKQ Corp., 5.75%, 06/15/2028		1,210,000	1,251,015
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031		1,235,000	1,275,683
MSCI, Inc., 3.88%, 02/15/2031 (a)		680,000	651,772
Oracle Corp., 2.80%, 04/01/2027		1,300,000	1,275,087
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034		1,102,000	1,248,907
Prologis LP, 5.00%, 03/15/2034		1,280,000	1,301,401
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030		1,460,000	1,288,122
Revvity, Inc., 2.25%, 09/15/2031		740,000	642,705
Societe Generale SA, 5.99% (SOFR + 1.66%), 01/19/2028 (a)		1,260,000	1,272,763
Sysco Corp., 5.95%, 04/01/2030		589,000	624,521
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030		1,215,000	1,256,465
VeriSign, Inc., 5.25%, 06/01/2032		1,240,000	1,274,359
Wells Fargo & Co., 3.00%, 10/23/2026		1,289,000	1,276,164
Yara International ASA, 7.38%, 11/14/2032 (a)		555,000	629,451
TOTAL CORPORATE BONDS (Cost $32,069,260)			32,306,386

ASSET-BACKED SECURITIES - 4.9%		Par	Value
American Homes 4 Rent, Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (a)		510,000	508,866
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031		670,000	679,994
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027		70,375	70,607
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42%, 10/15/2027		147,161	147,544
FHF Trust, Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)		693,388	692,732
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030		730,000	745,283
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030		565,000	575,775
Series 2025-C, Class B, 4.13%, 01/15/2032		390,000	389,488
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029 (a)		380,000	384,169
Series 2025-2A, Class A4, 4.57%, 11/15/2030 (a)		390,000	396,270
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029		500,000	505,768
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032 (a)		1,306,000	1,348,259
TOTAL ASSET-BACKED SECURITIES (Cost $6,401,498)			6,444,755

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%		Par	Value
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038		1,614,807	1,239,626
Series Q006, Class APT2, 2.69%, 09/25/2026 (b)		64,381	63,857
Series Q007, Class APT1, 6.39%, 10/25/2047 (b)		49,035	49,048
Series Q010, Class APT1, 7.68%, 04/25/2046 (b)		19,891	19,880
Federal National Mortgage Association
Pool BL1160, 3.64%, 01/01/2026		750,000	747,172
Series 2016-M10, Class AV1, 2.35%, 11/25/2045		41,577	41,346
FREMF Mortgage Trust, Series 2020-KF74, Class B, 6.62% (30 day avg SOFR US + 2.26%), 01/25/2027 (a)		148,475	147,218
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,575,070)			2,308,147

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%		Par	Value
BX Trust, Series 2025-VLT6, Class A, 5.59% (1 mo. Term SOFR + 1.44%), 03/15/2042 (a)		605,000	605,685
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $603,487)			605,685

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.5%		Par	Value
JP Morgan Mortgage Trust, Series 2020-LTV2, Class A15, 3.00%, 11/25/2050 (a)(b)		665,436	602,049
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $630,085)			602,049

SHORT-TERM INVESTMENTS - 3.8%		Shares	Value
Money Market Funds - 3.8% First American Government Obligations Fund - Class Z, 4.01%(c)		4,980,401	4,980,401
TOTAL SHORT-TERM INVESTMENTS (Cost $4,980,401)			4,980,401

TOTAL INVESTMENTS - 99.5% (Cost $130,628,340)			129,482,584
Other Assets in Excess of Liabilities - 0.5%			592,466
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$130,075,050
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Brown Advisory Intermediate Income Fund
Schedule of Open Futures Contracts September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	5	12/19/2025	$574,104	$575,391	$1,287
U.S. Treasury 10 Year Notes	3	12/19/2025	337,366	337,500	134
U.S. Treasury 2 Year Notes	30	12/31/2025	6,253,259	6,251,954	(1,305)
U.S. Treasury 5 Year Notes	150	12/31/2025	16,382,512	16,379,297	(3,215)
			$23,547,241	$23,544,142	$(3,099)
					–
Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	(15)	12/19/2025	$(1,716,645)	$(1,748,906)	$(32,261)
U.S. Treasury Ultra Bonds	(8)	12/19/2025	(937,544)	(960,500)	(22,956)
			$(2,654,189)	$(2,709,406)	$(55,217)
Total Unrealized Appreciation (Depreciation)					$(58,316)

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Intermediate Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Agency Residential Mortgage-Backed Securities	$–	$41,280,471	$–	$41,280,471
U.S. Treasury Securities	–	40,954,690	–	40,954,690
Corporate Bonds	–	32,306,386	–	32,306,386
Asset-Backed Securities	–	6,444,755	–	6,444,755
Agency Commercial Mortgage-Backed Securities	–	2,308,147	–	2,308,147
Non-Agency Commercial Mortgage-Backed Securities	–	605,685	–	605,685
Non-Agency Residential Mortgage-Backed Securities	–	602,049	–	602,049
Money Market Funds	4,980,401	–	–	4,980,401
Total Investments	$4,980,401	$124,502,183	$–	$129,482,584

Refer to the Schedule of Investments for further disaggregation of investment categories.